FINANCIAL INSTRUMENTS - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 267,076
Beginning balance	(252,983)
Ending balance	273,948	£ 267,076
Ending balance	(258,423)	(252,983)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	87	125
Fair value movements	6	(2)
Foreign exchange and other movements	(2)
Purchases		0
Transfers out	0
Settlements	(24)	(36)
Ending balance	67	87
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	4	(2)
Level 3 | Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Beginning balance	34	0
Fair value movements	0	0
Foreign exchange and other movements	0
Purchases		34
Transfers out	(32)
Settlements	(2)	0
Ending balance	0	34
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	0	0
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	156	161
Fair value movements	7	4
Foreign exchange and other movements	(2)
Purchases		34
Transfers out	(32)
Settlements	(32)	(43)
Ending balance	97	156
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	5	4
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	35	36
Fair value movements	1	6
Foreign exchange and other movements	0
Purchases		0
Transfers out	0
Settlements	(6)	(7)
Ending balance	30	35
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1	6
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(14)	(10)
Fair value movements	1	(5)
Foreign exchange and other movements	0
Purchases		0
Transfers out	0
Settlements	0	1
Ending balance	(13)	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	1	(5)
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(14)	(10)
Fair value movements	1	(5)
Foreign exchange and other movements	0
Purchases		0
Transfers out	0
Settlements	0	1
Ending balance	(13)	(14)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year	£ 1	£ (5)